NOTES PAYABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Sep. 30, 2021
Short-Term Debt [Line Items]
Proceeds from notes payable			$ 869,972		$ 70,000
Purchase of common stock warrants				5,000,000	25,915,437			4,236,111
Share Price								$ 0.114
Directors and Officers [Member]
Short-Term Debt [Line Items]
Notes payable interest rate							5.65%
Notes Payable	$ 34,681		$ 34,681
Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Issued and outstanding common stock shares, percentage		2.64%
13 Notes [Member]
Short-Term Debt [Line Items]
Debt notes converted into shares of common stock		10,937,499
Two Notes Payable [Member]
Short-Term Debt [Line Items]
Debt face amount		$ 137,500
Original issue discount, percentage		25.00%
Proceeds from notes payable		$ 110,000
Maturity term		6 months
Maturity extension description		The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee
Purchase of common stock warrants		1,100,000
Debt discount amount		$ 9,533
Two Notes Payable [Member] | Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Issued and outstanding common stock shares, percentage		9.24%
Warrant loaned		$ 1
13 Notes Payable [Member]
Short-Term Debt [Line Items]
Debt notes converted into shares of common stock		10,937,499
Debt face amount						$ 568,750
Original issue discount, percentage						25.00%
Proceeds from notes payable						$ 455,000
Maturity term						6 months
Maturity extension description						The maturity is extendable at the Company’s option for up to three months with a 3% per month extension fee
Purchase of common stock warrants						4,550,000
Debt discount amount						$ 54,555
Share Price		$ 0.06
Debt Conversion, Converted Instrument, Amount		$ 656,250
13 Notes Payable [Member] | Series C Preferred Stock [Member]
Short-Term Debt [Line Items]
Issued and outstanding common stock shares, percentage						9.24%
Promissory Note Exchange [Member]
Short-Term Debt [Line Items]
Proceeds from notes payable	$ 200,000
Short term debt terms			This note carries a 12% interest rate, interest payable monthly, and a six month maturity.
Notes payable interest rate	12.00%		12.00%
Two Notes [Member] | Officer [Member]
Short-Term Debt [Line Items]
Debt face amount				$ 40,000
Debt discount amount				$ 10,000